Legal Actions	12 Months Ended
Dec. 31, 2013
Legal Actions [Abstract]
Legal Actions

Note 15: Legal Actions

Wells Fargo and certain of our subsidiaries are involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising from the conduct of our business activities. These proceedings include actions brought against Wells Fargo and/or our subsidiaries with respect to corporate related matters and transactions in which Wells Fargo and/or our subsidiaries were involved. In addition, Wells Fargo and our subsidiaries may be requested to provide information or otherwise cooperate with government authorities in the conduct of investigations of other persons or industry groups.

Although there can be no assurance as to the ultimate outcome, Wells Fargo and/or our subsidiaries have generally denied, or believe we have a meritorious defense and will deny, liability in all significant litigation pending against us, including the matters described below, and we intend to defend vigorously each case, other than matters we describe as having settled. Reserves are established for legal claims when payments associated with the claims become probable and the costs can be reasonably estimated. The actual costs of resolving legal claims may be substantially higher or lower than the amounts reserved for those claims.

FHA INSURANCE LITIGATION On October 9, 2012, the United States filed a complaint, captioned United States of America v. Wells Fargo Bank, N.A., in the U.S. District Court for the Southern District of New York. The complaint makes claims with respect to Wells Fargo's Federal Housing Administration (FHA) lending program for the period 2001 to 2010. The complaint alleges, among other allegations, that Wells Fargo improperly certified certain FHA mortgage loans for United States Department of Housing and Urban Development (HUD) insurance that did not qualify for the program, and therefore Wells Fargo should not have received insurance proceeds from HUD when some of the loans later defaulted. The complaint further alleges Wells Fargo knew some of the mortgages did not qualify for insurance and did not disclose the deficiencies to HUD before making insurance claims. On December 1, 2012, Wells Fargo filed a motion in the U.S. District Court for the District of Columbia seeking to enforce a release of Wells Fargo given by the United States, which was denied on February 12, 2013. On April 11, 2013, Wells Fargo appealed the decision to the U.S. Court of Appeals for the District of Columbia Circuit, with appellate briefing completed on November 26, 2013. On December 14, 2012, the United States filed an amended complaint. On January 16, 2013, Wells Fargo filed a motion in the Southern District of New York to dismiss the amended complaint. On September 24, 2013, the Court entered an order denying the motion with respect to the government's federal statutory claims and granting in part, and denying in part, the motion with respect to the government's common law claims. On January 10, 2014, the United States filed a second amended complaint.

INTERCHANGE LITIGATION Wells Fargo Bank, N.A., Wells Fargo & Company, Wachovia Bank, N.A. and Wachovia Corporation are named as defendants, separately or in combination, in putative class actions filed on behalf of a plaintiff class of merchants and in individual actions brought by individual merchants with regard to the interchange fees associated with Visa and MasterCard payment card transactions. These actions have been consolidated in the U.S. District Court for the Eastern District of New York. Visa, MasterCard and several banks and bank holding companies are named as defendants in various of these actions. The amended and consolidated complaint asserts claims against defendants based on alleged violations of federal and state antitrust laws and seeks damages, as well as injunctive relief. Plaintiff merchants allege that Visa, MasterCard and payment card issuing banks unlawfully colluded to set interchange rates. Plaintiffs also allege that enforcement of certain Visa and MasterCard rules and alleged tying and bundling of services offered to merchants are anticompetitive. Wells Fargo and Wachovia, along with other defendants and entities, are parties to Loss and Judgment Sharing Agreements, which provide that they, along with other entities, will share, based on a formula, in any losses from the Interchange Litigation. On July 13, 2012, Visa, MasterCard and the financial institution defendants, including Wells Fargo, signed a memorandum of understanding with plaintiff merchants to resolve the consolidated class actions and reached a separate settlement in principle of the consolidated individual actions. The proposed settlement payments by all defendants in the consolidated class and individual actions total approximately $6.6 billion. The class settlement also provides for the distribution to class merchants of 10 basis points of default interchange across all credit rate categories for a period of eight consecutive months. The Court granted final approval of the settlement, which is proceeding. Merchants have filed several “opt-out” actions.

MARYLAND MORTGAGE LENDING LITIGATION On December 26, 2007, a class action complaint captioned Denise Minter, et al., v. Wells Fargo Bank, N.A., et al., was filed in the U.S. District Court for the District of Maryland. The complaint alleges that Wells Fargo and others violated provisions of the Real Estate Settlement Procedures Act and other laws by conducting mortgage lending business improperly through a general partnership, Prosperity Mortgage Company. The complaint asserts that Prosperity Mortgage Company was not a legitimate affiliated business and instead operated to conceal Wells Fargo Bank, N.A.'s role in the loans at issue. A plaintiff class of borrowers who received a mortgage loan from Prosperity Mortgage Company that was funded by Prosperity Mortgage Company's line of credit with Wells Fargo Bank, N.A. from 1993 to May 31, 2012, had been certified. Prior to trial, the Court narrowed the class action to borrowers who were referred to Prosperity Mortgage Company by Wells Fargo's partner and whose loans were transferred to Wells Fargo Bank, N.A. from 1993 to May 31, 2012. On May 6, 2013, the case went to trial. On June 6, 2013, the jury returned a verdict in favor of all defendants, including Wells Fargo. The plaintiffs have appealed.

On July 8, 2008, a class action complaint captioned Stacey and Bradley Petry, et al., v. Wells Fargo Bank, N.A., et al., was filed. The complaint alleges that Wells Fargo and others violated the Maryland Finder's Fee Act in the closing of mortgage loans in Maryland. On March 13, 2013, the Court held the plaintiff class did not have sufficient evidence to proceed to trial, which was previously set for March 18, 2013. On June 20, 2013, the Court entered judgment in favor of the defendants. The plaintiffs have appealed.

MORTGAGE RELATED REGULATORY INVESTIGATIONS Government agencies continue investigations or examinations of certain mortgage related practices of Wells Fargo and predecessor institutions. Wells Fargo, for itself and for predecessor institutions, has responded, and continues to respond, to requests from government agencies seeking information regarding the origination, underwriting and securitization of residential mortgages, including sub-prime mortgages.

ORDER OF POSTING LITIGATION A series of putative class actions have been filed against Wachovia Bank, N.A. and Wells Fargo Bank, N.A., as well as many other banks, challenging the high to low order in which the banks post debit card transactions to consumer deposit accounts. There are currently several such cases pending against Wells Fargo Bank (including the Wachovia Bank cases to which Wells Fargo succeeded), most of which have been consolidated in multi-district litigation proceedings in the U.S. District Court for the Southern District of Florida. The bank defendants moved to compel these cases to arbitration under recent Supreme Court authority. On November 22, 2011, the Judge denied the motion. The bank defendants appealed the decision to the U.S. Court of Appeals for the Eleventh Circuit. On October 26, 2012, the Eleventh Circuit affirmed the District Court's denial of the motion. Wells Fargo renewed its motion to compel arbitration with respect to the unnamed putative class members. On April 8, 2013, the District Court denied the motion. Wells Fargo has appealed the decision to the Eleventh Circuit.

On August 10, 2010, the U.S. District Court for the Northern District of California issued an order in Gutierrez v. Wells Fargo Bank, N.A., a case that was not consolidated in the multi-district proceedings, enjoining the bank's use of the high to low posting method for debit card transactions with respect to the plaintiff class of California depositors, directing the bank to establish a different posting methodology and ordering remediation of approximately $203 million. On October 26, 2010, a final judgment was entered in Gutierrez. On October 28, 2010, Wells Fargo appealed to the U.S. Court of Appeals for the Ninth Circuit. On December 26, 2012, the Ninth Circuit reversed the order requiring Wells Fargo to change its order of posting and vacated the portion of the order granting remediation of approximately $203 million on the grounds of federal preemption. The Ninth Circuit affirmed the District Court's finding that Wells Fargo violated a California state law prohibition on fraudulent representations and remanded the case to the District Court for further proceedings. On August 5, 2013, the District Court entered a judgment against Wells Fargo in the approximate amount of $203 million, together with post-judgment interest thereon from October 25, 2010, and, effective as of July 15, 2013, enjoined Wells Fargo from making or disseminating additional misrepresentations about its order of posting of transactions. On August 7, 2013, Wells Fargo appealed the judgment to the Ninth Circuit.

SECURITIES LENDING LITIGATION Wells Fargo Bank, N.A. is involved in five separate pending actions brought by securities lending customers of Wells Fargo and Wachovia Bank in various courts. In general, each of the cases alleges that Wells Fargo violated fiduciary and contractual duties by investing collateral for loaned securities in investments that suffered losses. One of the cases, filed on March 27, 2012, is composed of a class of Wells Fargo securities lending customers in a case captioned City of Farmington Hills Employees Retirement System v. Wells Fargo Bank, N.A. The class action is pending in the U.S. District Court for the District of Minnesota.

OUTLOOK When establishing a liability for contingent litigation losses, the Company determines a range of potential losses for each matter that is both probable and estimable, and records the amount it considers to be the best estimate within the range. The high end of the range of reasonably possible potential litigation losses in excess of the Company's liability for probable and estimable losses was $951 million as of December 31, 2013. For these matters and others where an unfavorable outcome is reasonably possible but not probable, there may be a range of possible losses in excess of the established liability that cannot be estimated. Based on information currently available, advice of counsel, available insurance coverage and established reserves, Wells Fargo believes that the eventual outcome of the actions against Wells Fargo and/or its subsidiaries, including the matters described above, will not, individually or in the aggregate, have a material adverse effect on Wells Fargo's consolidated financial position. However, in the event of unexpected future developments, it is possible that the ultimate resolution of those matters, if unfavorable, may be material to Wells Fargo's results of operations for any particular period.